FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARC BRYANT, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 7/31, 8/31

DATE OF REPORTING PERIOD: 07/01/2016 - 06/30/2017

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY: /s/ STEPHANIE J. DORSEY*
STEPHANIE J. DORSEY, TREASURER
DATE: 08/11/2017 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2017 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY FLEX CORE BOND FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GNMA FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GOVERNMENT INCOME FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INCOME REPLACEMENT 2016 FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INCOME REPLACEMENT 2018 FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INCOME REPLACEMENT 2020 FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2005 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2026 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2010 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2030 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2015 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2034 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2020 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2038 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2025 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2042 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT INCOME FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2022 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2005 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2028 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2010 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2032 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2015 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2036 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2020 FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2040 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD INCOME FUND (FORMERLY KNOWN AS FIDELITY INCOME REPLACEMENT 2024 FUND)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FAIRPOINT COMMUNICATIONS, INC. MEETING DATE: MAR 28, 2017
TICKER: FRP SECURITY ID: 305560302
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Advisory Vote on Golden Parachutes	Management	For	Against
3	Adjourn Meeting	Management	For	For

LYONDELLBASELL INDUSTRIES N.V. MEETING DATE: MAY 24, 2017
TICKER: LYB SECURITY ID: N53745100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Robert G. Gwin	Management	For	For
1b	Elect Director Jacques Aigrain	Management	For	For
1c	Elect Director Lincoln Benet	Management	For	For
1d	Elect Director Jagjeet S. Bindra	Management	For	For
1e	Elect Director Robin Buchanan	Management	For	For
1f	Elect Director Stephen F. Cooper	Management	For	For
1g	Elect Director Nance K. Dicciani	Management	For	For
1h	Elect Director Claire S. Farley	Management	For	For
1i	Elect Director Isabella D. Goren	Management	For	For
1j	Elect Director Bruce A. Smith	Management	For	For
1k	Elect Director Rudy van der Meer	Management	For	For
2	Adoption of Dutch Statutory Annual Accounts	Management	For	For
3	Approve Discharge of Management Board	Management	For	For
4	Approve Discharge of Supervisory Board	Management	For	For
5	Ratify PricewaterhouseCoopers Accountants N.V. as Auditors	Management	For	For
6	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
7	Approve Dividends of EUR 0.85 Per Share	Management	For	For
8	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
9	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
10	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Management	For	For
11	Amend Omnibus Stock Plan	Management	For	For

PACIFIC EXPLORATION & PRODUCTION CORPORATION MEETING DATE: MAY 31, 2017
TICKER: PEN SECURITY ID: 69423W301
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

PACIFIC EXPLORATION & PRODUCTION CORPORATION MEETING DATE: MAY 31, 2017
TICKER: PEN SECURITY ID: 69423W889
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Six	Management	For	For
2.1	Elect Director Luis Fernando Alarcon	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Gabriel de Alba	Management	For	For
2.4	Elect Director Raymond Bromark	Management	For	For
2.5	Elect Director Russell Ford	Management	For	For
2.6	Elect Director Camilo Marulanda	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

SOUTHWESTERN ENERGY COMPANY MEETING DATE: MAY 23, 2017
TICKER: SWN SECURITY ID: 845467109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John D. Gass	Management	For	For
1.2	Elect Director Catherine A. Kehr	Management	For	For
1.3	Elect Director Greg D. Kerley	Management	For	For
1.4	Elect Director Jon A. Marshall	Management	For	For
1.5	Elect Director Elliott Pew	Management	For	For
1.6	Elect Director Terry W. Rathert	Management	For	For
1.7	Elect Director Alan H. Stevens	Management	For	For
1.8	Elect Director William J. Way	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Amend Omnibus Stock Plan	Management	For	For
5	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
6	Proxy Voting Tabulation	Shareholder	Against	Against

TRIBUNE MEDIA COMPANY MEETING DATE: MAY 05, 2017
TICKER: TRCO SECURITY ID: 896047503
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Craig A. Jacobson	Management	For	For
1.2	Elect Director Laura R. Walker	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND K6 FUND
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Vito Arno my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2017.

WITNESS my hand on this 1st day of June 2017.

/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer